Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP	12 Months Ended
Dec. 31, 2017
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Disclosure of reconciliation between net income and partners equity determined under IFRS and U.S. GAAP [Text Block]
25.	Reconciliation between net income and shareholders’ equity determined under IFRS and U.S. GAAP

The following is a summary of the main adjustments to net income for the years ended December 31, 2017, 2016 and 2015 and to shareholders' equity as of December 31, 2017, 2016 and 2015 that would be required if U.S. GAAP had been applied instead of IFRS in the financial statements:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Net profit under IFRS	349,881	340,907	33,284

Items increasing (decreasing) reported net profit:
Stripping activity asset, net of amortization	(77,361)	36,252	(45,168)
Inventories valuation	(28,804)	(19,242)	12,573
Asset retirement obligation	862	1,422	379
Deferred workers´ profit sharing	32,349	(19,007)	(6,225)
Deferred income tax	24,529	5,013	9,470
Other	(25)	116	(216)

Net income under US GAAP	301,431	345,461	4,097

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Shareholders’ equity under IFRS	5,189,162	4,839,281	4,498,374
Items increasing (decreasing) reported shareholder’s equity:
Stripping activity asset, net of amortization	(140,435)	(63,074)	(99,326)
Inventories valuation	(78,744)	(49,940)	(30,698)
Asset retirement obligation	422	(440)	(1,862)
Deferred workers´ profit sharing	5,216	(27,133)	(8,126)
Deferred income tax	68,257	43,728	38,715
Other	(308)	(283)	(399)

Shareholders’ equity under U.S. GAAP	5,043,570	4,742,139	4,396,678

Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Disclosure of reconciliation between net income and partners equity determined under IFRS and U.S. GAAP [Text Block]
24.	Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP

The following is a summary of the adjustment to net income for the years ended December 31, 2017 and 2016 and to partners' equity as of December 31, 2016 and 2015 that would be required if U.S. GAAP had been applied instead of IFRS in the consolidated financial statements:

	2017	2016	2015
	US$(000)	US$(000)	US$(000)

Loss under U.S. GAAP	(118,127)	(1,191,319)	(252,159)
Items increasing (decreasing) reported net profit:
Impairment loss, note 23(a) and 10(b)	-	(889,499)	-
Reversal of depreciation of assets impaired under IFRS, note 23(a)	294,454	101,855	125,943
Reversal of depreciation of assets impaired under USGAAP, note 23(a)	(237,906)	-	-
Elimination of impairment loss recorded under U.S. GAAP, note 23(a)	-	933,200	-
Elimination of the valuation allowance of the deferred workers’ profit participation, note 23(b)	-	-	41,909
Stripping activity asset, note 23(c)	(6,360)	22,156	18,868
Reclamation and mine closure, note 23(d)	(90,079)	22,278	12,049
Asset retirement costs	(35,911)	(6,210)	(6,041)
Inventories, note 23(e)	17,169	(36,076)	(20,903)
Deferred workers' profit participation, note 23(b)	-	-	(2,790)
Valuation allowance of deferred income tax, note 23(f)	-	-	(321,622)
Deferred income tax of reconciliation items, note 23(f)	-	-	(43,441)
Recognition of account receivable to tax authority	2,405	-	-
Others	(1,100)	(137)	(2,008)
Loss under IFRS	(175,454)	(1,043,752)	(450,195)

	2017	2016
	US$(000)	US$(000)

Partners' equity under U.S. GAAP	1,759,039	1,928,321
Items increasing (decreasing) reported Partners' equity:
Impairment loss, note 23(a)	(2,469,188)	(2,469,188)
Elimination of impairment loss recorded under U.S. GAAP, note 23(a)	933,200	933,200
Reversal of depreciation of assets impaired under U.S. GAAP note 23(a)	(237,906)	-
Reversal of depreciation of assets impaired under IFRS, note 23(a)	674,260	379,806
Stripping activity asset, note 23(c)	34,709	41,069
Asset retirement cost	116,458	152,369
Reclamation and mine closure, note 23(d)	(135,004)	(44,925)
Inventories, note 23(e)	(13,120)	(30,289)
Others	(3,333)	(4,639)
Partners' equity under IFRS	659,115	885,724